GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Managed Futures Strategy Fund

(the “Fund”)

Supplement dated August 28, 2015 to the

Prospectus (the “Prospectus”) and the Statement of Additional Information (the “SAI”),

each dated July 31, 2015

Effective immediately, Alex Wang no longer serves as a portfolio manager for the Fund. Accordingly, all references to Alex Wang in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

SELSAT5PMSTK 08-15